Document and Entity Information	12 Months Ended
Jun. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan 31, 2012
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	May 30, 2012
Document Effective Date	Jun 1, 2012
Prospectus Date	Jun 1, 2012

Eaton Vance Parametric Structured Emerging Markets Fund
Fund Summaries Parametric Structured Emerging Markets Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Parametric Structured Emerging Markets Fund	Class A	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Parametric Structured Emerging Markets Fund	Class A	Class C	Class I
Operating Expenses Column [Text]	Class A	Class C	Class I
Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.25%	0.24%	0.25%
Total Annual Fund Operating Expenses	1.45%	2.19%	1.20%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Parametric Structured Emerging Markets Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A shares	Class A shares	714	1,007	1,322	2,210
Class C shares	Class C shares	322	685	1,175	2,524
Class I shares	Class I shares	122	381	660	1,455

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Parametric Structured Emerging Markets Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A shares	Class A shares	714	1,007	1,322	2,210
Class C shares	Class C shares	222	685	1,175	2,524
Class I shares	Class I shares	122	381	660	1,455

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the three month fiscal period ended January 31, 2012 and for the previous fiscal year ended October 31, 2011, the Fund's portfolio turnover rate was 0% and 3%, respectively, of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries (the “80% Policy”). A company will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the MSCI World Index. The Fund intends to invest primarily in securities of companies located in countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. For purposes of the Fund’s 80% Policy, depositary receipts are considered as being located in emerging markets if the company is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund may also invest in convertible instruments, which will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., rated lower than BBB by Standard & Poor’s Ratings Group or Fitch Ratings, or lower than Baa by Moody’s Investors Service, Inc.). Such lower rated debt securities will not exceed 20% of the Fund’s total assets. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include forward foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of emerging markets identified by the portfolio managers. The portfolio managers select and allocate across countries based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is, the Fund intends to allocate its portfolio holdings to more emerging market countries rather than fewer emerging market countries. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented emerging market countries and attempts to reduce concentration risks relative to a capitalization-weighted index. The Fund’s country allocations are rebalanced to their target weights if they exceed a certain pre-determined overweight. The frequency of rebalancing depends on the volatility and trading costs of the individual country. This has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. Within each country, the Fund seeks to maintain exposure across key economic sectors, such as industrial/technology, consumer, utilities, basic industry/resource and financial. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers select individual securities as representatives of their economic sectors and generally weight them by their relative capitalization within that sector.
Principal Risks
Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Fixed Income and Convertible Security Risk. If the Fund Invests in debt obligations or convertible securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Structured Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based country weighting process, a structured sector allocation and a disciplined rebalancing model. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2006 through December 31, 2011, the highest quarterly total return for Class A was 37.04% for the quarter ended June 30, 2009, and the lowest quarterly return was -30.11% for the quarter ended December 31, 2008. The year-to-date return through the end of the most recent calendar quarter (December 31, 2011 to March 31, 2012) was 15.05%.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Parametric Structured Emerging Markets Fund	Label	One Year	Five Years	Life of Fund
Class A	Class A	(23.93%)	0.34%	4.21%
Class A Return After Taxes on Distributions	Class A Return After Taxes on Distributions	(23.89%)	0.33%	4.20%
Class A Return After Taxes on Distributions and the Sale of Fund Shares	Class A Return After Taxes on Distributions and the Sale of Fund Shares	(15.25%)	0.42%	3.75%
Class C	Class C	(20.71%)	0.77%	4.54%
Class I	Class I	(19.15%)	1.78%	5.58%
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	MSCI Emerging Markets Index	(18.42%)	2.40%	6.15%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I commenced operations on June 30, 2006. Investors cannot invest directly in an Index. (Source for MSCI Emerging Markets Index: MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Eaton Vance Parametric Structured Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Parametric Structured Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the three month fiscal period ended January 31, 2012 and for the previous fiscal year ended October 31, 2011, the Fund's portfolio turnover rate was 0% and 3%, respectively, of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries (the “80% Policy”). A company will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the MSCI World Index. The Fund intends to invest primarily in securities of companies located in countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. For purposes of the Fund’s 80% Policy, depositary receipts are considered as being located in emerging markets if the company is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund may also invest in convertible instruments, which will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., rated lower than BBB by Standard & Poor’s Ratings Group or Fitch Ratings, or lower than Baa by Moody’s Investors Service, Inc.). Such lower rated debt securities will not exceed 20% of the Fund’s total assets. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include forward foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

		The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of emerging markets identified by the portfolio managers. The portfolio managers select and allocate across countries based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is, the Fund intends to allocate its portfolio holdings to more emerging market countries rather than fewer emerging market countries. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented emerging market countries and attempts to reduce concentration risks relative to a capitalization-weighted index. The Fund’s country allocations are rebalanced to their target weights if they exceed a certain pre-determined overweight. The frequency of rebalancing depends on the volatility and trading costs of the individual country. This has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. Within each country, the Fund seeks to maintain exposure across key economic sectors, such as industrial/technology, consumer, utilities, basic industry/resource and financial. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers select individual securities as representatives of their economic sectors and generally weight them by their relative capitalization within that sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries (the “80% Policy”). A company will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the MSCI World Index. The Fund intends to invest primarily in securities of companies located in countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. For purposes of the Fund’s 80% Policy, depositary receipts are considered as being located in emerging markets if the company is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund may also invest in convertible instruments, which will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., rated lower than BBB by Standard & Poor’s Ratings Group or Fitch Ratings, or lower than Baa by Moody’s Investors Service, Inc.). Such lower rated debt securities will not exceed 20% of the Fund’s total assets. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may also invest in other pooled investment vehicles and may lend its securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Fixed Income and Convertible Security Risk. If the Fund Invests in debt obligations or convertible securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Structured Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based country weighting process, a structured sector allocation and a disciplined rebalancing model. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

		General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period from December 31, 2006 through December 31, 2011, the highest quarterly total return for Class A was 37.04% for the quarter ended June 30, 2009, and the lowest quarterly return was -30.11% for the quarter ended December 31, 2008. The year-to-date return through the end of the most recent calendar quarter (December 31, 2011 to March 31, 2012) was 15.05%.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I commenced operations on June 30, 2006. Investors cannot invest directly in an Index. (Source for MSCI Emerging Markets Index: MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Parametric Structured Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAEMX
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,322
10 Years	rr_ExpenseExampleYear10	2,210
1 Year	rr_ExpenseExampleNoRedemptionYear01	714
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,007
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,322
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,210
2007	rr_AnnualReturn2007	35.94%
2008	rr_AnnualReturn2008	(51.76%)
2009	rr_AnnualReturn2009	67.38%
2010	rr_AnnualReturn2010	21.80%
2011	rr_AnnualReturn2011	(19.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2006 through December 31, 2011, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.11%)
Label	rr_AverageAnnualReturnLabel	Class A
One Year	rr_AverageAnnualReturnYear01	(23.93%)
Five Years	rr_AverageAnnualReturnYear05	0.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.21%
Eaton Vance Parametric Structured Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECEMX
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
1 Year	rr_ExpenseExampleYear01	322
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	2,524
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
Label	rr_AverageAnnualReturnLabel	Class C
One Year	rr_AverageAnnualReturnYear01	(20.71%)
Five Years	rr_AverageAnnualReturnYear05	0.77%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.54%
Eaton Vance Parametric Structured Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIEMX
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Label	rr_AverageAnnualReturnLabel	Class I
One Year	rr_AverageAnnualReturnYear01	(19.15%)
Five Years	rr_AverageAnnualReturnYear05	1.78%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.58%
Return After Taxes on Distributions | Eaton Vance Parametric Structured Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(23.89%)
Five Years	rr_AverageAnnualReturnYear05	0.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.20%
Return After Taxes on Distributions and the Sale of Fund Shares | Eaton Vance Parametric Structured Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(15.25%)
Five Years	rr_AverageAnnualReturnYear05	0.42%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.75%
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes) | Eaton Vance Parametric Structured Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.15%

Eaton Vance Parametric Structured International Equity Fund
Parametric Structured International Equity Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Parametric Structured International Equity Fund	Class A	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Parametric Structured International Equity Fund		Class A	Class C	Class I
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.55%	2.30%	1.30%
Expense Reimbursement	[1]	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.20%	1.95%	0.95%
[1]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. This expense reimbursement will continue through May 31, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Parametric Structured International Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A shares	Class A shares	690	1,004	1,340	2,286
Class C shares	Class C shares	298	685	1,198	2,609
Class I shares	Class I shares	97	378	679	1,537

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Parametric Structured International Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A shares	Class A shares	690	685	1,198	2,609
Class C shares	Class C shares	198	685	1,198	2,609
Class I shares	Class I shares	97	378	679	1,537

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities (the “80% Policy”). The Fund invests primarily in companies domiciled in developed markets outside of the United States, including securities trading in the form of depositary receipts. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency.

The Fund may engage in derivative transactions and expects to use derivatives primarily to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement, through the use of forward foreign currency exchange contracts. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers. This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers. The portfolio managers select and allocate across countries based on factors such as market capitalization, volatility, correlation to other markets, liquidity, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more developed markets outside of the United States rather than fewer developed markets. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented developed markets and attempts to reduce concentration risks relative to a capitalization-weighted index. The Fund’s country allocations are rebalanced periodically to their target weights, which has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries that have underperformed. The Fund seeks to maintain exposure across key economic sectors, such as technology, telecommunications, utilities, health care, energy, materials, consumer staples, consumer discretionary, industrials and financials. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use an optimization model to select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk and maintaining broad diversification.
Principal Risks
Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Structured Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based country weighting process, a structured sector allocation methodology and a disciplined rebalancing model. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class I shares and does not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2010 through December 31, 2011, the highest quarterly total return for Class I was 3.72% for the quarter ended March 31, 2011, and the lowest quarterly return was -17.77% for the quarter ended September 30, 2011. The year-to-date return through the end of the most recent calendar quarter (December 31, 2011 to March 31, 2012) was 9.74%.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance Parametric Structured International Equity Fund	Label	One Year	Life of Fund
Class A	Class A	(15.28%)	(4.92%)
Class C	Class C	(11.61%)	(2.33%)
Class I	Class I	(9.97%)	(1.42%)
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	(10.00%)	(1.43%)
Class I Return After Taxes on Distributions and the Sale of Fund Shares	Class I Return After Taxes on Distributions and the Sale of Fund Shares	(5.78%)	(0.95%)
MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)	MSCI EAFE Index	(12.14%)	(3.55%)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I commenced operations on April 1, 2010. Investors cannot invest directly in an Index. (Source for MSCI EAFE Index: MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Eaton Vance Parametric Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parametric Structured International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities (the “80% Policy”). The Fund invests primarily in companies domiciled in developed markets outside of the United States, including securities trading in the form of depositary receipts. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency.

The Fund may engage in derivative transactions and expects to use derivatives primarily to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement, through the use of forward foreign currency exchange contracts. The Fund may also invest in other pooled investment vehicles and may lend its securities.

		The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers. This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers. The portfolio managers select and allocate across countries based on factors such as market capitalization, volatility, correlation to other markets, liquidity, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more developed markets outside of the United States rather than fewer developed markets. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented developed markets and attempts to reduce concentration risks relative to a capitalization-weighted index. The Fund’s country allocations are rebalanced periodically to their target weights, which has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries that have underperformed. The Fund seeks to maintain exposure across key economic sectors, such as technology, telecommunications, utilities, health care, energy, materials, consumer staples, consumer discretionary, industrials and financials. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use an optimization model to select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk and maintaining broad diversification.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities (the “80% Policy”). The Fund invests primarily in companies domiciled in developed markets outside of the United States, including securities trading in the form of depositary receipts. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Structured Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based country weighting process, a structured sector allocation methodology and a disciplined rebalancing model. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

		General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class I shares and does not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart is for Class I shares and does not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period from December 31, 2010 through December 31, 2011, the highest quarterly total return for Class I was 3.72% for the quarter ended March 31, 2011, and the lowest quarterly return was -17.77% for the quarter ended September 30, 2011. The year-to-date return through the end of the most recent calendar quarter (December 31, 2011 to March 31, 2012) was 9.74%.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I commenced operations on April 1, 2010. Investors cannot invest directly in an Index. (Source for MSCI EAFE Index: MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Parametric Structured International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAISX
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	2,286
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,198
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,609
Label	rr_AverageAnnualReturnLabel	Class A
One Year	rr_AverageAnnualReturnYear01	(15.28%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.92%)
Eaton Vance Parametric Structured International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECISX
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,198
10 Years	rr_ExpenseExampleYear10	2,609
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,198
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,609
Label	rr_AverageAnnualReturnLabel	Class C
One Year	rr_AverageAnnualReturnYear01	(11.61%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.33%)
Eaton Vance Parametric Structured International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIISX
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	679
10 Years	rr_ExpenseExampleYear10	1,537
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	679
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,537
2011	rr_AnnualReturn2011	(9.97%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2010 through December 31, 2011, the highest quarterly total return for Class I was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.77%)
Label	rr_AverageAnnualReturnLabel	Class I
One Year	rr_AverageAnnualReturnYear01	(9.97%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.42%)
Return After Taxes on Distributions | Eaton Vance Parametric Structured International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(10.00%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.43%)
Return After Taxes on Distributions and the Sale of Fund Shares | Eaton Vance Parametric Structured International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and the Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(5.78%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.95%)
MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes) | Eaton Vance Parametric Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.55%)

[1]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. This expense reimbursement will continue through May 31, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 30, 2012